BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total Liabilities, current	$ 1,362,950	$ 2,071,742
Other current financial liabilities	348,905	1,082,525
Current lease liabilities	55,851	47,242
Trade and other current payables	745,971	760,455
Accounts payable to related companies	10,563	6,958
Other short-term provisions	1,837	3,905
Current tax liabilities	27,565	13,318
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	165,589	50,148
Liabilities included in disposal groups classified as held for sale	0	99,328
Total non-current liabilities	8,072,647	7,829,593
Other non-current financial liabilities	5,721,712	5,521,568
Non-current lease liabilities	672,139	512,140
Non-current payables	35,310	50,577
Non-current accounts payable to related companies	26,207	22,981
Other long-term provisions	33,121	28,651
Deferred tax liabilities	1,469,512	1,543,624	$ 1,785,915
Non-current provisions for employee benefits	77,634	86,462
Other non-current non-financial liabilities	37,012	63,590
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	2,905,653	2,434,678
Other non-current financial liabilities	1,686,157	1,181,498
Bank borrowings	728,289	786,031
Other borrowings	957,868	395,467
Non-current lease liabilities	104,578	70,451
Non-current payables	35,310	27,763
Non-current accounts payable to related companies	13,655	0
Other long-term provisions	29,155	28,543
Deferred tax liabilities	922,585	985,219
Non-current provisions for employee benefits	77,634	86,462
Other non-current non-financial liabilities	36,579	54,742
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	1,040,941	1,034,845
Other non-current financial liabilities	885,612	877,395
Bank borrowings	173,907	169,016
Other borrowings	711,705	708,379
Non-current lease liabilities	70,490	58,933
Non-current payables	0	0
Non-current accounts payable to related companies	7,581	7,581
Other long-term provisions	3,966	108
Deferred tax liabilities	72,859	82,142
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	433	8,686
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	1,021,171	1,030,309
Other current financial liabilities	60,710	124,220
Bank Loans	28,154	86,243
Other Loans	32,556	37,977
Current lease liabilities	15,116	16,911
Trade and other current payables	741,847	744,010
Accounts payable to related companies	10,563	6,958
Other short-term provisions	1,837	3,905
Current tax liabilities	18,840	1,567
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	165,589	25,547
Liabilities included in disposal groups classified as held for sale	0	99,328
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	341,779	1,041,433
Other current financial liabilities	288,195	958,305
Bank Loans	220,673	388,779
Other Loans	67,522	569,526
Current lease liabilities	40,735	30,331
Trade and other current payables	4,124	16,445
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	8,725	11,751
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	24,601
Liabilities included in disposal groups classified as held for sale	0	0
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	4,126,053	4,360,070
Other non-current financial liabilities	3,149,943	3,462,675
Bank borrowings	0	68,982
Other borrowings	3,149,943	3,393,693
Non-current lease liabilities	497,071	382,756
Non-current payables	0	22,814
Non-current accounts payable to related companies	4,971	15,400
Other long-term provisions	0	0
Deferred tax liabilities	474,068	476,263
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	162
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	1,362,950	2,071,742
Other current financial liabilities	348,905	1,082,525
Bank Loans	248,827	475,022
Other Loans	100,078	607,503
Current lease liabilities	55,851	47,242
Trade and other current payables	745,971	760,455
Accounts payable to related companies	10,563	6,958
Other short-term provisions	1,837	3,905
Current tax liabilities	27,565	13,318
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	165,589	50,148
Liabilities included in disposal groups classified as held for sale	0	99,328
Total non-current liabilities	8,072,647	7,829,593
Other non-current financial liabilities	5,721,712	5,521,568
Bank borrowings	902,196	1,024,029
Other borrowings	4,819,516	4,497,539
Non-current lease liabilities	672,139	512,140
Non-current payables	35,310	50,577
Non-current accounts payable to related companies	26,207	22,981
Other long-term provisions	33,121	28,651
Deferred tax liabilities	1,469,512	1,543,624
Non-current provisions for employee benefits	77,634	86,462
Other non-current non-financial liabilities	37,012	63,590
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	1,166,799	594,470
Bank borrowings	481,867	495,329
Other borrowings	684,932	99,141
Non-current lease liabilities	26,402	21,617
Non-current payables	23,942	0
Non-current accounts payable to related companies	13,655	0
Deferred tax liabilities	916,756	976,270
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	495,482	494,363
Bank borrowings	0	0
Other borrowings	495,482	494,363
Non-current lease liabilities	19,943	16,715
Non-current payables	0	0
Non-current accounts payable to related companies	7,581	7,581
Deferred tax liabilities	72,859	81,004
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	36,401	116,665
Bank Loans	3,845	79,184
Other Loans	32,556	37,481
Current lease liabilities	3,612	3,184
Trade and other current payables	188,747	150,702
Accounts payable to related companies	426	0
Other short-term provisions	490	2,542
Current tax liabilities	2,613	1,562
Other current non-financial liabilities	125,483	6,868
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	155,499	818,617
Bank Loans	140,457	304,280
Other Loans	15,042	514,337
Current lease liabilities	9,661	8,031
Trade and other current payables	0	165
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	473	11,751
Other current non-financial liabilities	0	2,227
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	1,872,155	2,364,933
Bank borrowings	0	0
Other borrowings	1,872,155	2,364,933
Non-current lease liabilities	74,316	76,652
Non-current payables	0	22,814
Non-current accounts payable to related companies	4,971	15,400
Deferred tax liabilities	453,471	449,413
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	191,900	935,282
Bank Loans	144,302	383,464
Other Loans	47,598	551,818
Current lease liabilities	13,273	11,215
Trade and other current payables	188,747	150,867
Accounts payable to related companies	426	0
Other short-term provisions	490	2,542
Current tax liabilities	3,086	13,313
Other current non-financial liabilities	125,483	9,095
Other non-current financial liabilities	3,534,436	3,453,766
Bank borrowings	481,867	495,329
Other borrowings	3,052,569	2,958,437
Non-current lease liabilities	120,661	114,984
Non-current payables	23,942	22,814
Non-current accounts payable to related companies	26,207	22,981
Deferred tax liabilities	1,443,086	1,506,687
Euros [Member]
Statement [Line Items]
Total Liabilities, current	101,700	91,504
Other current financial liabilities	67,987	72,415
Current lease liabilities	113	95
Trade and other current payables	21,414	18,933
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	12,092	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	94	61
Liabilities included in disposal groups classified as held for sale	0	0
Total non-current liabilities	255,725	342,068
Other non-current financial liabilities	255,430	342,013
Non-current lease liabilities	295	55
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	126,200	134,999
Bank borrowings	126,200	134,999
Non-current lease liabilities	174	48
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	129,230	138,032
Bank borrowings	129,230	138,032
Non-current lease liabilities	121	7
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	30	24
Trade and other current payables	21,414	18,933
Current tax liabilities	12,092	0
Other current non-financial liabilities	94	61
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	67,987	72,415
Bank Loans	67,987	72,415
Current lease liabilities	83	71
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	68,982
Bank borrowings	0	68,982
Non-current lease liabilities	0	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	67,987	72,415
Bank Loans	67,987	72,415
Current lease liabilities	113	95
Trade and other current payables	21,414	18,933
Current tax liabilities	12,092	0
Other current non-financial liabilities	94	61
Other non-current financial liabilities	255,430	342,013
Bank borrowings	255,430	342,013
Non-current lease liabilities	295	55
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	154,498	249,533
Other current financial liabilities	36,538	19,143
Current lease liabilities	13,435	17,487
Trade and other current payables	78,396	88,484
Accounts payable to related companies	3,007	0
Other short-term provisions	0	0
Current tax liabilities	1,184	5
Current provisions for employee benefits	0	0
Other current non-financial liabilities	21,938	25,086
Liabilities included in disposal groups classified as held for sale	0	99,328
Total non-current liabilities	723,448	639,542
Other non-current financial liabilities	164,899	186,687
Non-current lease liabilities	490,778	346,524
Non-current accounts payable to related companies	0	0
Other long-term provisions	6,785	3,299
Deferred tax liabilities	21,645	29,744
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	36,075	63,574
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	120,222	155,703
Bank borrowings	120,222	155,703
Non-current lease liabilities	36,290	20,403
Non-current payables	3,266	9,714
Other long-term provisions	2,819	3,191
Deferred tax liabilities	1,048	1,756
Other non-current non-financial liabilities	35,642	54,726
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	44,677	30,984
Bank borrowings	44,677	30,984
Non-current lease liabilities	34,477	26,754
Non-current payables	0	0
Other long-term provisions	3,966	108
Deferred tax liabilities	0	1,138
Other non-current non-financial liabilities	433	8,686
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	24,309	7,059
Bank Loans	24,309	7,059
Current lease liabilities	3,729	8,848
Trade and other current payables	74,610	72,204
Accounts payable to related companies	3,007	0
Current tax liabilities	1,184	5
Other current non-financial liabilities	21,938	2,935
Liabilities included in disposal groups classified as held for sale	0	99,328
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	12,229	12,084
Bank Loans	12,229	12,084
Current lease liabilities	9,706	8,639
Trade and other current payables	3,786	16,280
Accounts payable to related companies	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	22,151
Liabilities included in disposal groups classified as held for sale	0	0
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings	0	0
Non-current lease liabilities	420,011	299,367
Non-current payables	0	0
Other long-term provisions	0	0
Deferred tax liabilities	20,597	26,850
Other non-current non-financial liabilities	0	162
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	36,538	19,143
Bank Loans	36,538	19,143
Current lease liabilities	13,435	17,487
Trade and other current payables	78,396	88,484
Accounts payable to related companies	3,007	0
Current tax liabilities	1,184	5
Other current non-financial liabilities	21,938	25,086
Liabilities included in disposal groups classified as held for sale	0	99,328
Other non-current financial liabilities	164,899	186,687
Bank borrowings	164,899	186,687
Non-current lease liabilities	490,778	346,524
Non-current payables	3,266	9,714
Other long-term provisions	6,785	3,299
Deferred tax liabilities	21,645	29,744
Other non-current non-financial liabilities	36,075	63,574
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	62,339	49,913
Other current financial liabilities	0	496
Trade and other current payables	47,373	46,403
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	8,252	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,714	3,014
Liabilities included in disposal groups classified as held for sale	0	0
Total non-current liabilities	26,358	25,358
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	26,294	25,352
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	64	6
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other long-term provisions	26,294	25,352
Other non-current non-financial liabilities	64	6
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	496
Other Loans	0	496
Trade and other current payables	47,373	46,403
Current tax liabilities	0	0
Other current non-financial liabilities	6,714	3,014
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Trade and other current payables	0	0
Current tax liabilities	8,252	0
Other current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	0	496
Other Loans	0	496
Trade and other current payables	47,373	46,403
Current tax liabilities	8,252	0
Other current non-financial liabilities	6,714	3,014
Other long-term provisions	26,294	25,352
Other non-current non-financial liabilities	64	6
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	30,733	28,042
Other current financial liabilities	0	0
Current lease liabilities	584	1,879
Trade and other current payables	24,199	18,336
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	2,951	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,999	7,827
Liabilities included in disposal groups classified as held for sale	0	0
Total non-current liabilities	6,515	10,063
Other non-current financial liabilities	0	0
Non-current lease liabilities	523	1,661
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	4,781	7,193
Non-current provisions for employee benefits	1,211	1,209
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	494	1,386
Deferred tax liabilities	4,781	7,193
Non-current provisions for employee benefits	1,211	1,209
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	29	275
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	147	458
Trade and other current payables	23,861	18,336
Current tax liabilities	2,951	0
Other current non-financial liabilities	2,999	7,827
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	437	1,421
Trade and other current payables	338	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	584	1,879
Trade and other current payables	24,199	18,336
Current tax liabilities	2,951	0
Other current non-financial liabilities	2,999	7,827
Non-current lease liabilities	523	1,661
Deferred tax liabilities	4,781	7,193
Non-current provisions for employee benefits	1,211	1,209
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	49	96
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	34
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	107	16
Trade and other current payables	16,411	14,609
Other current non-financial liabilities	9	1
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	858	50
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	965	66
Trade and other current payables	16,411	14,609
Other current non-financial liabilities	9	1
Non-current lease liabilities	49	130
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	376,106	412,299
Other current financial liabilities	0	0
Current lease liabilities	22,582	11,107
Trade and other current payables	331,286	381,289
Accounts payable to related companies	7,130	6,958
Other short-term provisions	111	18
Current tax liabilities	0	0
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	8,328	5,064
Liabilities included in disposal groups classified as held for sale	0	0
Total non-current liabilities	128,678	125,694
Other non-current financial liabilities	0	0
Non-current lease liabilities	43,238	22,382
Non-current accounts payable to related companies	0	0
Other long-term provisions	42	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	76,423	85,253
Other non-current non-financial liabilities	873	10
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	32,934	15,933
Non-current payables	8,102	18,049
Other long-term provisions	42	0
Non-current provisions for employee benefits	76,423	85,253
Other non-current non-financial liabilities	873	10
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	10,304	4,661
Non-current payables	0	0
Other long-term provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	5,698	2,648
Trade and other current payables	331,286	381,289
Accounts payable to related companies	7,130	6,958
Other short-term provisions	111	18
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	8,328	4,841
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	16,884	8,459
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	223
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	1,788
Non-current payables	0	0
Other long-term provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	22,582	11,107
Trade and other current payables	331,286	381,289
Accounts payable to related companies	7,130	6,958
Other short-term provisions	111	18
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	8,328	5,064
Non-current lease liabilities	43,238	22,382
Non-current payables	8,102	18,049
Other long-term provisions	42	0
Non-current provisions for employee benefits	76,423	85,253
Other non-current non-financial liabilities	873	10
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	96,784	103,461
Other current financial liabilities	52,480	55,189
Current lease liabilities	4,899	5,393
Trade and other current payables	38,145	41,534
Accounts payable to related companies	0	0
Other short-term provisions	1,236	1,345
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	24	0
Liabilities included in disposal groups classified as held for sale	0	0
Total non-current liabilities	1,783,542	1,565,506
Other non-current financial liabilities	1,766,947	1,539,102
Non-current lease liabilities	16,595	26,404
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	272,936	296,326
Other borrowings	272,936	296,326
Non-current lease liabilities	8,235	10,968
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	216,223	214,016
Other borrowings	216,223	214,016
Non-current lease liabilities	5,616	10,487
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Current lease liabilities	1,793	1,733
Trade and other current payables	38,145	41,534
Other short-term provisions	1,236	1,345
Other current non-financial liabilities	24	0
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	52,480	55,189
Other Loans	52,480	55,189
Current lease liabilities	3,106	3,660
Trade and other current payables	0	0
Other short-term provisions	0	0
Other current non-financial liabilities	0	0
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	1,277,788	1,028,760
Other borrowings	1,277,788	1,028,760
Non-current lease liabilities	2,744	4,949
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	52,480	55,189
Other Loans	52,480	55,189
Current lease liabilities	4,899	5,393
Trade and other current payables	38,145	41,534
Other short-term provisions	1,236	1,345
Other current non-financial liabilities	24	0
Other non-current financial liabilities	1,766,947	1,539,102
Other borrowings	1,766,947	1,539,102
Non-current lease liabilities	$ 16,595	$ 26,404